Financial Instruments and Financial Risk Management - Schedule of Foreign Exchange Rate Sensitivity Analysis (Details) - United States Dollars - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
10% Appreciation
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in profit or loss	$ (21,661)	$ 29,169
10% Depreciation
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in profit or loss	$ 26,475	$ (35,651)